BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Temporary Equity, Shares Authorized	31,625,000	31,625,000
Temporary Equity, Redemption Price Per Share	$ 10.15	$ 10.15
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	479,000,000	479,000,000
Common Stock, Shares, Outstanding	0	0
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Outstanding	7,906,250	7,906,250